Share Capital (Details)			6 Months Ended			12 Months Ended
	Apr. 05, 2024 EUR (€) € / shares shares	Sep. 22, 2023 USD ($) $ / shares shares	Jun. 30, 2024 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€) € / shares $ / shares shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Feb. 28, 2023 shares
Share Capital [Line Items]
Number of shares authorized			75,085,700	75,085,700
Par value per share | (per share)		$ 5	€ 0.05	€ 0.05
Ordinary shares		5,000,000
Proceeds of issuances | $		$ 5,000,000
Offering costs (in Euro) | €						€ 1,350,200
Ordinary shares, outstanding								50,085,700
Share capital (in Euro) | €			€ 2,754,285	€ 2,754,285		€ 2,754,285
Grant restrict stock unit			1,780,330	1,780,330
Stock-based compensation expense (in Euro) | €			€ 32,911
Share-based payment reserve (in Euro) | €			32,911	€ 32,911
Grant price (in Euro per share) | $ / shares				€ 0.22
Unrecognized stock-based compensation (in Euro) | €			€ 350,153
Weighted-average period			2 years 6 months
American Depositary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares		1,000,000
Restricted share units [member]
Share Capital [Line Items]
Issuance of ordinary shares	1,780,330
Grant restrict stock unit	1,780,330		1,780,330	1,780,330
Number of shares issued on conversion	356,067
Stock-based compensation expense (in Euro) | €	€ 383,064		€ 32,911
Share-based payment reserve (in Euro) | €			€ 32,911	€ 32,911
Grant price (in Euro per share) | € / shares	€ 1.08
Ordinary shares [member]
Share Capital [Line Items]
Issuance of ordinary shares						5,000,000	50,000,000
Proceeds of issuances | €						€ 3,354,781	€ 2,500,000
Pre-stock split							2,500,000
Stock Split [Member]
Share Capital [Line Items]
Issuance of ordinary shares								2,504,285
Share capital [member]
Share Capital [Line Items]
Issuance of ordinary shares			50,085,700	50,085,700		50,085,700
Ordinary shares, outstanding			50,085,700	50,085,700		50,085,700
Share capital (in Euro) | €			€ 2,754,285	€ 2,754,285		€ 2,754,285